Loans and Allowance for Losses and Concentrations of Credit Risk - Allowance for Losses by Impairment Method and Commodity (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	$ 5,068,039		$ 4,648,452
Financing Receivable, Individually Evaluated for Impairment	95,041		98,837
Financing Receivable, Gross	5,163,080	[1]	4,747,289	[1]
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	10,638		10,231
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	2,696		6,659
Total Allowance for Losses	13,334		16,890		17,516	20,115
Crops [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	2,643,748		2,147,274
Financing Receivable, Individually Evaluated for Impairment	23,109		24,075
Financing Receivable, Gross	2,666,857	[1]	2,171,349	[1]
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	1,718		1,882
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	406		707
Total Allowance for Losses	2,124		2,589		4,133
Permanent Plantings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	862,969		844,927
Financing Receivable, Individually Evaluated for Impairment	44,855		37,605
Financing Receivable, Gross	907,824	[1]	882,532	[1]
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	484		801
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	1,702		1,515
Total Allowance for Losses	2,186		2,316		3,099
Livestock [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	1,232,062		1,271,033
Financing Receivable, Individually Evaluated for Impairment	14,043		16,708
Financing Receivable, Gross	1,246,105	[1]	1,287,741	[1]
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	1,078		1,179
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	193		355
Total Allowance for Losses	1,271		1,534		1,697
Part-Time Farm [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	149,824		186,769
Financing Receivable, Individually Evaluated for Impairment	12,919		15,096
Financing Receivable, Gross	162,743	[1]	201,865	[1]
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	62		103
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	392		681
Total Allowance for Losses	454		784		477
Agriculture Storage and Processing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	170,918		187,449
Financing Receivable, Individually Evaluated for Impairment	0		4,337
Financing Receivable, Gross	170,918	[1]	191,786	[1]
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	7,292		6,261
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	0		3,400
Total Allowance for Losses	7,292		9,661		8,106
Other Commodity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	8,518		11,000
Financing Receivable, Individually Evaluated for Impairment	115		1,016
Financing Receivable, Gross	8,633	[1]	12,016	[1]
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	4		5
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	3		1
Total Allowance for Losses	7		6		4
On-balance sheet [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	2,051,498		1,599,579
Financing Receivable, Individually Evaluated for Impairment	83,969		80,272
Financing Receivable, Gross	2,135,467	[1]	1,679,851	[1]
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	4,392		4,802
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	2,474		6,549
Total Allowance for Losses	6,866		11,351
On-balance sheet [Member] | Crops [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	1,363,861		977,564
Financing Receivable, Individually Evaluated for Impairment	21,147		22,002
Financing Receivable, Gross	1,385,008	[1]	999,566	[1]
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	1,321		1,406
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	362		684
Total Allowance for Losses	1,683		2,090
On-balance sheet [Member] | Permanent Plantings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	295,037		260,047
Financing Receivable, Individually Evaluated for Impairment	41,441		29,647
Financing Receivable, Gross	336,478	[1]	289,694	[1]
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	325		586
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	1,641		1,465
Total Allowance for Losses	1,966		2,051
On-balance sheet [Member] | Livestock [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	319,665		268,869
Financing Receivable, Individually Evaluated for Impairment	10,844		11,511
Financing Receivable, Gross	330,509	[1]	280,380	[1]
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	436		499
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	140		335
Total Allowance for Losses	576		834
On-balance sheet [Member] | Part-Time Farm [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	39,940		50,287
Financing Receivable, Individually Evaluated for Impairment	10,422		12,660
Financing Receivable, Gross	50,362	[1]	62,947	[1]
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	20		46
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	331		665
Total Allowance for Losses	351		711
On-balance sheet [Member] | Agriculture Storage and Processing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	32,636		42,812
Financing Receivable, Individually Evaluated for Impairment	0		4,337
Financing Receivable, Gross	32,636	[1]	47,149	[1]
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	2,290		2,265
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	0		3,400
Total Allowance for Losses	2,290		5,665
On-balance sheet [Member] | Other Commodity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	359		0
Financing Receivable, Individually Evaluated for Impairment	115		115
Financing Receivable, Gross	474	[1]	115	[1]
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	0		0
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	0		0
Total Allowance for Losses	0		0
Off-balance sheet [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	3,016,541		3,048,873
Financing Receivable, Individually Evaluated for Impairment	11,072		18,565
Financing Receivable, Gross	3,027,613	[1]	3,067,438	[1]
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	6,246		5,429
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	222		110
Total Allowance for Losses	6,468		5,539
Off-balance sheet [Member] | Crops [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	1,279,887		1,169,710
Financing Receivable, Individually Evaluated for Impairment	1,962		2,073
Financing Receivable, Gross	1,281,849	[1]	1,171,783	[1]
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	397		476
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	44		23
Total Allowance for Losses	441		499
Off-balance sheet [Member] | Permanent Plantings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	567,932		584,880
Financing Receivable, Individually Evaluated for Impairment	3,414		7,958
Financing Receivable, Gross	571,346	[1]	592,838	[1]
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	159		215
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	61		50
Total Allowance for Losses	220		265
Off-balance sheet [Member] | Livestock [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	912,397		1,002,164
Financing Receivable, Individually Evaluated for Impairment	3,199		5,197
Financing Receivable, Gross	915,596	[1]	1,007,361	[1]
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	642		680
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	53		20
Total Allowance for Losses	695		700
Off-balance sheet [Member] | Part-Time Farm [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	109,884		136,482
Financing Receivable, Individually Evaluated for Impairment	2,497		2,436
Financing Receivable, Gross	112,381	[1]	138,918	[1]
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	42		57
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	61		16
Total Allowance for Losses	103		73
Off-balance sheet [Member] | Agriculture Storage and Processing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	138,282		144,637
Financing Receivable, Individually Evaluated for Impairment	0		0
Financing Receivable, Gross	138,282	[1]	144,637	[1]
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	5,002		3,996
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	0		0
Total Allowance for Losses	5,002		3,996
Off-balance sheet [Member] | Other Commodity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	8,159		11,000
Financing Receivable, Individually Evaluated for Impairment	0		901
Financing Receivable, Gross	8,159	[1]	11,901	[1]
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	4		5
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	3		1
Total Allowance for Losses	$ 7		$ 6

[1]	Amounts represent unpaid principal balance of risk-rated loans, which is the basis Farmer Mac uses to analyze its portfolio, and recorded investment of past due loans.